INCOME TAXES	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 13 – INCOME TAXES

Significant components of the Company’s deferred tax assets and liabilities for federal and state income taxes as of December 31, 2023 and 2022 are as follows in thousands:

	December 31,	December 31,
	2023	2022
Deferred tax assets:
Stock-based compensation	$1,438	$2,575
Assets	1,304	2,752
Liability accruals	324	323
R&D Credit	1,372	1,372
Capital Loss	528	528
Deferred state tax	(2,065)	(2,146)
Net operating loss carry forward	10,489	53,456
Total gross deferred tax assets	13,390	58,860
Less - valuation allowance	(13,390)	(58,860)
Net deferred tax assets	$-	$-

The Company had gross deferred tax assets, which primarily relate to net operating loss carryforwards. As of December 31, 2023, the Company had gross federal and state net operating loss carryforwards, which are available to offset future taxable income, if any. The Company recorded a valuation allowance in the full amount of its net deferred tax assets since realization of such tax benefits has been determined by our management to be less likely than not. For information on our deferred tax assets and liabilities, refer to our 2022 Annual Report on Form 10-K filed with the SEC on April 14, 203 or 2022 Annual Report on Form 10-K/A filed with the SEC on April 19, 2023.

Portions of these carryforwards will expire through 2038, if not otherwise utilized. The Company’s utilization of net operating loss carryforwards could be subject to an annual limitation. as a result of certain past or future events, such as stock sales or other equity events constituting a “change in ownership” under the provisions of Sections 382 and 383 of the Internal Revenue Code of 1986, as amended, and similar state provisions. The annual limitations could result in the expiration of net operating loss carryforwards and tax credits before they can be utilized. We have not performed a formal analysis, but we believe our ability to use such net operating losses and tax credit carryforwards will be subject to annual limitations, due to change of ownership control provisions under Section 382 and 383 of the Internal Revenue Code, which would significantly impact our ability to realize these deferred tax assets.